Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Additional quantitative information about assets measured at fair value on a nonrecurring basis

(dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$2,730	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to - 36.3% (16.2%)
			Liquidation expenses (2)	3.5% to 22.9% (10.3%)

Mortgage Servicing Rights	$47	Discounted Cash Flow	Remaining term	2.9 years to 7 years (3.49 years)

			Discount rate	9.5% to 10.5% (10%)

(1)	The fair value is determined through independent appraisals by certified appraisers of the underlying collateral.
(2)	Appraisals may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.

Estimates of fair values of financial instruments

	December 31, 2012
(Amounts Expressed in Thousands)	Level I	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$-	$-	$15,877
Investment securities	205	178,003	-	178,208
Loans held for sale		110		110
Loans	-	-	98,303	98,303
Bank owned life insurance	3,625	-	-	3,625
Accrued interest receivable	1,128	-	-	1,128
Financial liabilities:
Deposits	163,526	71,510	-	235,036
Federal funds purchased and repurchase agreements	18,767	-	-	18,767
Federal Home Loan Bank borrowings	-	4,199	-	4,199
Accrued interest payable	163	-	-	163

	2012		2011
(Amounts Expressed in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$15,877	$15,877	$20,917	$20,917
Investment securities	178,208	178,208	150,961	150,961
Loans held for sale	110	110	-	-
Loans	97,206	98,303	106,925	105,733
Bank owned life insurance	3,625	3,625	3,518	3,518

Accrued interest receivable	1,128	1,128	1,140	1,140
Financial liabilities:
Deposits	246,462	235,036	239,177	227,662
Federal funds purchased and repurchase agreements	18,767	18,767	14,014	14,014
Federal Home Loan Bank borrowings	3,606	4,199	3,693	4,233
Accrued interest payable	163	163	218	218